Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 74.1%
Debt Funds - 27.9%
iShares 3-7 Year Treasury Bond ETF	43,940	$5,255,444
iShares 7-10 Year Treasury Bond ETF	15,945	1,564,523
iShares iBoxx $ High Yield Corporate Bond ETF	56,798	4,560,879
iShares iBoxx $ Investment Grade Corporate Bond ETF	113,696	12,845,374
iShares J.P. Morgan USD Emerging Markets Bond ETF	24,241	2,268,473
iShares MBS ETF	180,002	17,245,992
Total Debt Funds		43,740,685
Equity Funds - 46.2%
iShares Core Dividend Growth ETF	97,225	6,095,035
iShares Core MSCI EAFE ETF	109,692	8,561,461
iShares Core S&P U.S. Growth ETF	141,483	18,663,022
iShares Global Healthcare ETF	45,508	4,467,065
iShares Global Tech ETF	28,541	2,355,489
iShares MSCI Global Min Vol Factor ETF	27,000	3,092,310
iShares MSCI Japan ETF	21,270	1,521,656
iShares MSCI USA Quality Factor ETF	59,756	10,714,251
iShares MSCI USA Value Factor ETF	14,215	1,550,003
iShares U.S. Consumer Discretionary ETF	35,331	3,107,008
iShares U.S. Energy ETF	65,043	3,014,093
iShares U.S. Financial Services ETF	64,356	4,570,563
iShares U.S. Industrials ETF	34,525	4,614,957
Total Equity Funds		72,326,913
Total Exchange Traded Funds
(Cost - $94,290,837)		116,067,598
Variable Insurance Trusts - 22.1%
Asset Allocation Fund - 22.1%
BlackRock Global Allocation VI Fund, Class I (Cost - $28,538,997)*	1,922,512	34,701,347
Short-Term Investments - 4.0%
Money Market Funds - 4.0%
Dreyfus Government Cash Management, 4.80%(a)	4,189,187	4,189,187
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(a)	2,125,931	2,125,931
Total Short-Term Investments (Cost - $6,315,118)		6,315,118
Total Investments - 100.2%
(Cost - $129,144,952)		$157,084,063
Other Assets Less Liabilities - Net (0.2)%		(342,553)
Total Net Assets - 100.0%		$156,741,510

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.